Fair Value Measurement, Fair value assets and liabilities measured on a recurring and nonrecurring basis (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair value assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Short-term debt, carrying value	$ 95	$ 48
Long-term debt, carrying value	4,300	3,978
Short-term and long-term debt, including current maturities, carrying value	4,395	4,026
Fair Value [Member]
Fair value assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Short-term debt, fair value	95	48
Long-term debt, fair value	4,935	4,246
Short-term and long-term debt, including current maturities, fair value	5,030	4,294
Level 1 [Member]
Fair value assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Short-term debt, fair value	0	0
Long-term debt, fair value	0	0
Short-term and long-term debt, including current maturities, fair value	0	0
Level 2 [Member]
Fair value assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Short-term debt, fair value	74	10
Long-term debt, fair value	4,935	4,243
Short-term and long-term debt, including current maturities, fair value	5,009	4,253
Level 3 [Member]
Fair value assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Short-term debt, fair value	21	38
Long-term debt, fair value	0	3
Short-term and long-term debt, including current maturities, fair value	$ 21	$ 41